Notes to consolidated cash flow statement (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Cash Flow Statement [Abstract]
Investing activities cash used for business combinations
The following table presents cash used for business combinations (net of cash acquired) in 2025, 2024 and 2023.

	For the years ended December 31,
€ thousand	2025	2024	2023
Acquisition of Thom Browne business in South Korea (1)	—	(9,580)	(7,991)
Acquisition of ZEGNA business in South Korea	—	(9,727)	—
TFI Acquisition	—	—	(109,110)
Acquisition of Tessitura Ubertino (2)	—	—	(585)
Cash used for business combinations, net of cash acquired	—	(19,307)	(117,686)
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(1)The amount paid in 2024 relates to deferred consideration as stipulated in the acquisition purchase agreement.
(2)Relates to earn-out payments for the acquisition of Tessitura Ubertino in 2021, following achievement of predetermined operating performance targets by the company.